DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Mar. 31, 2016
Net revenues | Customer concentration risk
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	Year Ended March 31,
	2014		2015		2016
	RMB	%	RMB	%	RMB	%

The Chinese Institute of Certified Public Accountants	61,654,948	16.0%	64,944,327	18.5%	76,485,306	18.3%
Securities Association of China	64,057,268	16.7%	66,847,350	19.1%	67,045,689	16.1%
China Banking Association	67,516,046	17.6%	64,169,577	18.3%	61,190,087	14.7%

Accounts receivable, net | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31,
	2015		2016
	RMB	%	RMB	%
Asset Management Association of China	—	—	13,243,230	26.2%
The Chinese Institute of Certified Public Accountants	—	—	6,069,096	12.0%
Securities Association of China	21,601,986	44.9%	—	—

Cash and cash equivalent | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31,
	2015	2016
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	190,964,354	236,843,121
— Denominated in United Stated Dollars (“USD”)	721	723

Total cash and cash equivalents balances held at mainland PRC financial institutions	190,965,075	236,843,844

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	43,214,291	—
— Denominated in Hong Kong Dollar	33,442	20,873
— Denominated in USD	5,973,846	10,502,056
— Denominated in Great Britain Pound	108,717	300,964

Total cash balances held at HKSAR financial institutions	49,330,296	10,823,893

Total cash and cash equivalents balances held at financial institutions	240,295,371	247,667,737